Fixed Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property Plant And Equipment [Line Items]
Land	$ 292	$ 266
Buildings and improvements	4,978	4,768
Machinery, tools and equipment	12,936	11,951
Other, including assets under construction	1,871	1,735
Fixed assets	20,077	18,720
Accumulated depreciation	9,755	8,814
Fixed assets, net	10,322	9,906
Depreciation	$ 1,191	$ 945	$ 869
Land Buildings And Improvements [Member] | Maximum [Member]
Property Plant And Equipment [Line Items]
Property, Plant and Equipment, Useful Life	40 years
Land Buildings And Improvements [Member] | Minimum [Member]
Property Plant And Equipment [Line Items]
Property, Plant and Equipment, Useful Life	12 years
Machinery And Equipment [Member] | Maximum [Member]
Property Plant And Equipment [Line Items]
Property, Plant and Equipment, Useful Life	20 years
Machinery And Equipment [Member] | Minimum [Member]
Property Plant And Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years